EARNINGS PER SHARE (Details Textuals)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,762,133	11,521,337	3,851,078